SCHEDULE OF MATURITIES OF FINANCE LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
Less than 1 year	$ 12,946
More than 1 year	38,839
Total undiscounted lease payments	51,785
Less: discount	(6,058)
Present value of finance lease liabilities	45,727
Current liability	10,319
Non-current liability	35,408
Total	$ 45,727